UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  January 24  2011

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total: $158,374(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


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


	                   FORM 13F INFORMATION TABLE
                              	                	         	VALUE   	SHARES/ 	SH/  	PUT/	INVSTMT	OTHER       	VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE  OF  CLASS	CUSIP    	(X$1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS    	SOLE    	SHARED  	NONE
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
ACCENTURE PLC IRELAND         	SHS CLASS A     	G1151C101	 6503	134100  	SH 	    	DEFINED	01      02   	134100  	0       	0
AFLAC INC                     	COM             	001055102	 4520	80100   	SH 	    	DEFINED	01      02   	80100   	0       	0
ALTRIA GROUP INC              	COM             	02209S103	 12450	505700  	SH 	    	DEFINED	01      02   	505700  	0       	0
AMERICAN ELEC PWR INC         	COM             	025537101	 5917 	164464  	SH 	    	DEFINED	01      02   	164464  	0       	0
BANK OF NEW YORK MELLON CORP  	COM             	064058100	 4569 	151300  	SH 	    	DEFINED	01      02   	151300  	0       	0
COMCAST CORP                  	NEW CL A        	20030N101	 7898 	359500  	SH 	    	DEFINED	01      02   	359500  	0       	0
CRANE CO                      	COM             	224399105	 62   	1500    	SH 	    	DEFINED	01      02   	1500    	0       	0
CSX CORP                      	COM             	126408103	 271  	4200    	SH 	    	DEFINED	01      02   	4200    	0       	0
FIRSTENERGY CORP              	COM             	337932107	 5523 	149200  	SH 	    	DEFINED	01      02   	149200  	0       	0
FORTUNE BRANDS INC            	COM             	349631101	 5868 	97400   	SH 	    	DEFINED	01      02   	97400   	0       	0
GENERAL DYNAMICS CORP         	COM             	369550108	 5315 	74900   	SH 	    	DEFINED	01      02   	74900   	0       	0
GOLDMAN SACHS GROUP INC       	COM             	38141G104	 4961 	29500   	SH 	    	DEFINED	01      02   	29500   	0       	0
GOOGLE INC                    	CL A            	38259P508	 4247 	7150    	SH 	    	DEFINED	01      02   	7150    	0       	0
HARBIN ELECTRIC INC           	COM             	41145W109	 75   	4300    	SH 	    	DEFINED	01      02   	4300    	0       	0
HDFC BANK LTD                 	ADR REPS 3 SHS  	40415F101	 785  	4700    	SH 	    	DEFINED	01      02   	4700    	0       	0
HOLLYSYS AUTOMATION TECHNOLO  	SHS             	G45667105	 324  	21400   	SH 	    	DEFINED	01      02   	21400   	0       	0
INFOSYS TECHNOLOGIES LTD      	SPONSORED ADR   	456788108	 1841 	24200   	SH 	    	DEFINED	01      02   	24200   	0       	0
INTEL CORP                    	COM             	458140100	 5472 	260190  	SH 	    	DEFINED	01      02   	260190  	0       	0
JPMORGAN CHASE & CO           	COM             	46625H100	 7214 	170068  	SH 	    	DEFINED	01      02   	170068  	0       	0
KRAFT FOODS INC               	CL A            	50075N104	 6469 	205300  	SH 	    	DEFINED	01      02   	205300  	0       	0
LOWES COS INC                 	COM             	548661107	 7466 	297700  	SH 	    	DEFINED	01      02   	297700  	0       	0
MDU RES GROUP INC             	COM             	552690109	 5680 	280200  	SH 	    	DEFINED	01      02   	280200  	0       	0
MERCK & CO INC                	COM             	58933Y105	 6988 	193892  	SH 	    	DEFINED	01      02   	193892  	0       	0
MICROSOFT CORP                	COM             	594918104	 11663	417747  	SH 	    	DEFINED	01      02   	417747  	0       	0
NORFOLK SOUTHERN CORP         	COM             	655844108	 251  	4000    	SH 	    	DEFINED	01      02   	4000    	0       	0
PFIZER INC                    	COM             	717081103	 8442 	482100  	SH 	    	DEFINED	01      02   	482100  	0       	0
PHILIP MORRIS INTL INC        	COM             	718172109	 5607 	95800   	SH 	    	DEFINED	01      02   	95800   	0       	0
PITNEY BOWES INC              	COM             	724479100	 5772 	238700  	SH 	    	DEFINED	01      02   	238700  	0       	0
RAYTHEON CO                   	COM             	755111507	 3920 	84600   	SH 	    	DEFINED	01      02   	84600   	0       	0
REPUBLIC SVCS INC             	COM             	760759100	 6605 	221200  	SH 	    	DEFINED	01      02   	221200  	0       	0
SYSCO CORP                    	COM             	871829107	 5060 	172118  	SH 	    	DEFINED	01      02   	172118  	0       	0
UNION PAC CORP                	COM             	907818108	 250  	2700    	SH 	    	DEFINED	01      02   	2700    	0       	0
WABTEC CORP                   	COM             	929740108	 259  	4900    	SH 	    	DEFINED	01      02   	4900    	0       	0
WOODWARD GOVERNOR CO          	COM             	980745103	 124  	3300    	SH 	    	DEFINED	01      02   	3300    	0       	0